Income tax expense - Summary of Income Tax Relating to Each Component of Other Comprehensive Income (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Foreign currency translation differences	₺ (7,293,767)	₺ 4,129,565	₺ (1,080,920)
Change in cash flow hedge reserve	(514,553)	2,271,364	3,301,693
Change in cost of hedging reserve	1,511,265	(562,159)	(3,133,985)
Fair value reserve	100,930	215,993	(176,141)
Hedges of net investments in foreign operations	1,632,047	(3,382,331)	(752,112)
Remeasurements of defined benefit plan	(176,940)	(216,218)	(2,634,730)
Total, Before tax	(4,741,018)	2,456,214	(4,476,195)
Foreign currency translation differences		(708,985)	(1,280,907)
Change in cash flow hedge reserve	122,397	36,819	(129,706)
Change in cost of hedging reserve	(377,816)	395,647	626,797
Fair value reserve	(25,233)	(7,961)	51,959
Hedges of net investments in foreign operations	(408,012)	1,705,773	635,461
Remeasurements of defined benefit plan	44,177	219,713	525,362
Total, Tax (expense)/benefit	(644,487)	1,641,006	428,966
Foreign currency translation differences	(7,293,767)	3,420,580	(2,361,827)
Change in cash flow hedge reserve	(392,156)	2,308,183	3,171,987
Change in cost of hedging reserve	1,133,449	(166,512)	(2,507,188)
Fair value reserve	75,697	208,032	(124,182)
Hedges of net investments in foreign operations	1,224,035	(1,676,558)	(116,651)
Remeasurements of defined benefit plan	(132,763)	3,495	(2,109,368)
Other comprehensive income/(loss) for the year, net of income tax	₺ (5,385,505)	₺ 4,097,220	₺ (4,047,229)